Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 15,600
Balance, end of year	15,239	$ 15,600
Unfunded status	15,239	15,600
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	62,208	78,810
Current service cost	2,329	3,232
Interest cost on accrued benefit obligations / income on assets	2,007	1,619
Benefit payments	(5,760)	(9,188)
Settlements	0	(123)
Actuarial (gain) loss	(4,047)	(7,911)
Foreign exchange gain (loss)	(3,151)	(4,231)
Balance, end of year	53,586	62,208
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	46,608	46,958
Interest cost on accrued benefit obligations / income on assets	1,221	1,057
Benefit payments	(5,760)	(9,188)
Contributions	4,457	7,528
Return on plan assets	(5,173)	2
Foreign exchange gain (loss)	(3,006)	251
Balance, end of year	$ 38,347	$ 46,608